Profit Share (Tables)	9 Months Ended
Sep. 30, 2015
Profit Share [Abstract]
Schedule Of Profit Share Earned And Accrued

	Three months ended:
	September 30,		September 30,
	2015		2014
Profit share earned	$578		$0
Profit share accrued	154,423	(1)	0
Total profit share	$155,001		$0

(1) Included in “Other liabilities” in the Statements of Financial Condition.

	Nine months ended:
	September 30,		September 30,
	2015		2014
Profit share earned	$5,221		$0
Profit share accrued	154,423	(1)	0
Total profit share	$159,644		$0

(1) Included in “Other liabilities” in the Statements of Financial Condition.